Share-Based Payments	3 Months Ended
Mar. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Payments

12. SHARE-BASED PAYMENTS

On October 22, 2020, in an extraordinary general meeting, the Company’s shareholders approved the 2020 Stock Incentive Plan (the "Plan”). Under the Plan, the Company may grant to employees, officers, directors, consultants and advisors options (incentive stock options and nonstatutory stock options) or share warrants to purchase the Company’s ordinary shares. The options carry neither right to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. The number of options granted, and the exercise price of the options, is fixed by the Board of Directors of the Company.

Under the terms of the Plan, awards may be made for up to 2,176,128 ordinary shares. If any award expires or is terminated, surrendered, or canceled without having been fully exercised or is forfeited in whole or in part, or results in any ordinary shares not being issued, the unused ordinary shares covered by such award shall again be available for the grant of awards under the Plan.

In July 2021, the Company granted options for 4,056,770 shares subject to performance vesting under the Founders' Award. Each option is divided in twelve tranches subject to different market capitalization thresholds. Holders are required to hold the shares for a period of three years ("holding period") after the exercise date. As of March 31, 2022 the performance conditions were not met for any of the tranches.

The number of awards outstanding under the Plan and Founders' Award as at March 31, 2022, is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as at January 1, 2022	4,911,770	7.49
Granted	547,320	11.45
Forfeited	(19,330)	(11.45)
Awards outstanding as at March 31, 2022	5,439,760	7.96
Awards outstanding as at January 1, 2021	745,000	3.52
Forfeited	(10,000)	(3.52)
Awards outstanding as at March 31, 2021	735,000	3.52

Share-based Payment Expense

	THREE MONTH ENDED MARCH 31
	2022	2021
Equity classified share options and warrants expense	724	170
Liability classified warrants' expense	—	648
Share-based payment expense	724	818